CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS [Abstract]
Revenue	$ 84,998	$ 82,532
Cost of revenue	77,907	74,115
GROSS PROFIT	7,091	8,417
Operating expenses:
Research and development	1,371	1,095
Selling, general, and administrative	10,257	8,346
Total operating expenses	11,628	9,441
OPERATING LOSS	(4,537)	(1,024)
Other income (expense), net	295	(1,369)
LOSS BEFORE INCOME TAX EXPENSE	(4,242)	(2,393)
Income tax expense	(12)	(54)
LOSS FROM CONTINUING OPERATIONS	$ (4,254)	(2,447)
Loss from discontinued operations		(103)
NET LOSS	$ (4,254)	$ (2,550)
LOSS PER SHARE - BASIC AND DILUTED
Continuing operations	$ (0.53)	$ (0.31)
Discontinued operations	0.00	(0.01)
Net loss	$ (0.53)	$ (0.32)
Weighted average number of shares outstanding	8,061,698	8,047,002
COMPREHENSIVE LOSS
Net loss	$ (4,254)	$ (2,550)
Translation adjustment	(159)	(53)
Comprehensive loss	$ (4,413)	$ (2,603)